Debt issues	12 Months Ended
Sep. 30, 2021
Debt issues
Debt issues

Note 18. Debt issues

Accounting policy

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in the Group.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

The change in the fair value that is due to credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in non-interest income.

Refer to Note 22 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest rate method.

In the following table, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Short-term debt
Own issuances	19,595	16,477	16,752	14,160
Total short-term debt	19,595	16,477	16,752	14,160
Long-term debt
Covered bonds	31,374	36,051	27,234	31,926
Senior	72,804	89,766	64,224	81,580
Securitisation	5,000	8,000	-	-
Structured notes	6	31	-	-
Total long-term debt	109,184	133,848	91,458	113,506
Total debt issues	128,779	150,325	108,210	127,666

Movement reconciliation ($m)
Balance as at beginning of year	150,325	181,457	127,666	156,674
Issuances	46,799	34,766	37,868	27,487
Maturities, repayments, buy backs and reductions	(65,272)	(65,160)	(54,425)	(55,761)
Total cash movements	(18,473)	(30,394)	(16,557)	(28,274)
FX translation impact	(1,428)	(1,977)	(1,311)	(2,005)
Fair value adjustments	(115)	81	(115)	81
Fair value hedge accounting adjustments	(1,674)	1,038	(1,607)	1,076
Other (amortisation of bond issue costs, etc.)	144	120	134	114
Total non-cash movements	(3,073)	(738)	(2,899)	(734)
Balance as at end of year	128,779	150,325	108,210	127,666

Note 18. Debt issues (continued)

Consolidated
$m	2021	2020
Short-term debt
Own issuances:
US commercial paper	19,595	13,864
Senior debt:
GBP	-	2,437
Other	-	176
Total own issuances	19,595	16,477
Total short-term debt	19,595	16,477
Long-term debt (by currency):
AUD	27,634	36,062
CHF	3,052	3,177
EUR	31,380	34,498
GBP	3,049	3,440
JPY	1,141	2,439
NZD	3,522	3,519
USD	36,031	45,917
Other	3,375	4,796
Total long-term debt	109,184	133,848

The Group manages FX exposure from debt issuances as part of its hedging activities. Further details of the Group’s hedge accounting are in Note 20.